World Omni Auto Receivables Trust 2011-A Monthly Servicer Certificate June 30, 2013		Exhibit 99.1
Dates Covered
Collections Period	06/01/13 - 06/30/13
Interest Accrual Period	06/17/13 - 07/14/13
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/13

Collateral Pool Balance Data	$Amount	# of Accounts
Pool Balance at 05/31/13	267,077,543.32	23,866
Yield Supplement Overcollateralization Amount at 05/31/13	7,640,643.11	0

Receivables Balance at 05/31/13	274,718,186.43	23,866
Principal Payments	13,756,524.83	577
Defaulted Receivables	414,463.67	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/13	7,040,149.56	0

Pool Balance at 06/30/13	253,507,048.37	23,261

Pool Statistics	$Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	5,408,780.59	386
Past Due 61-90 days	1,359,343.03	85
Past Due 91 + days	152,467.25	16

Total	6,920,590.87	487

Total 31+ Delinquent as % Ending Pool Balance	2.73%

Recoveries	294,782.64

Aggregate Net Losses/(Gains) - June 2013	119,681.03

Overcollateralization Target Amount	15,210,422.90
Actual Overcollateralization	15,210,422.90

Weighted Average APR	3.60%
Weighted Average APR, Yield Adjusted	5.90%
Weighted Average Remaining Term	33.10

Flow of Funds	$Amount

Collections	14,830,883.36
Advances	10,662.26
Investment Earnings on Cash Accounts	625.48
Servicing Fee	(228,931.82)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	14,613,239.28

Distributions of Available Funds
(1) Class A Interest	272,475.90
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	12,756,265.25
(9) Distribution to Certificateholders	1,486,829.01
(10) Remaining Amounts	0.00
Total Distributions of Available Funds	14,613,239.28

Servicing Fee	228,931.82
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 06/17/13	251,052,890.72
Principal Paid	12,756,265.25
Note Balance @ 07/15/13	238,296,625.47

Class A-1
Note Balance @ 06/17/13	0.00
Principal Paid	0.00
Note Balance @ 07/15/13	0.00
Note Factor @ 07/15/13	0.0000000%

Class A-2
Note Balance @ 06/17/13	0.00
Principal Paid	0.00
Note Balance @ 07/15/13	0.00
Note Factor @ 07/15/13	0.0000000%

Class A-3
Note Balance @ 06/17/13	74,324,890.72
Principal Paid	12,756,265.25
Note Balance @ 07/15/13	61,568,625.47
Note Factor @ 07/15/13	28.9054580%

Class A-4
Note Balance @ 06/17/13	127,995,000.00
Principal Paid	0.00
Note Balance @ 07/15/13	127,995,000.00
Note Factor @ 07/15/13	100.0000000%

Class B
Note Balance @ 06/17/13	24,366,000.00
Principal Paid	0.00
Note Balance @ 07/15/13	24,366,000.00
Note Factor @ 07/15/13	100.0000000%

Class C
Note Balance @ 06/17/13	24,367,000.00
Principal Paid	0.00
Note Balance @ 07/15/13	24,367,000.00
Note Factor @ 07/15/13	100.0000000%

Interest & Principal Payments	$Amount

Total Interest Paid	370,145.02
Total Principal Paid	12,756,265.25

Total Paid	13,126,410.27

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	68,750.52
Principal Paid	12,756,265.25

Total Paid to A-3 Holders	12,825,015.77

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4634181
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.9707250

Total Distribution Amount	16.4341431

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3227724
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	59.8885692

Total A-3 Distribution Amount	60.2113416

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$Amount
Advances
Balance as of 05/31/13	46,635.31
Balance as of 06/30/13	57,297.57
Change	10,662.26

Reserve Account
Balance as of 06/17/13	2,064,965.17
Investment Earnings	80.61
Investment Earnings Paid	(80.61)
Deposit/(Withdrawal)	—
Balance as of 07/15/13	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17